Annual Total Returns [BarChart] - First Trust Financials AlphaDEX Fund - First Trust Financials AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2011	(7.35%)
2012	21.24%
2013	40.41%
2014	8.71%
2015	1.21%
2016	18.16%
2017	17.92%
2018	(11.63%)
2019	26.26%
2020	5.92%